Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities consist of the following:

In thousands	December 31, 2014	December 28, 2013
Accounts payable to vendors	$209,527	$209,031
Accrued salaries, wages, incentive compensation and other fringe benefits	42,485	33,889
Accrued interest	19,748	19,063
Other accrued expenses	49,553	45,748
Total	$321,313	$307,731